CONSOLIDATED BALANCE SHEETS (Parenthetical)		Dec. 08, 2022	Dec. 31, 2022 $ / shares shares		Dec. 05, 2022 $ / shares	Dec. 31, 2021 $ / shares shares		Oct. 07, 2021 $ / shares
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	[1]	$ 0.0001	$ 0.0001	[1]	$ 0.0001
Common stock authorized (in shares)	[1]		30,000,000			30,000,000
Common stock issued (in shares)	[1]		15,054,431			14,427,900
Common stock outstanding (in shares)	[1]		15,054,431			14,427,900
Reverse stock split ratio		0.1

[1]	Amounts as of December 31, 2021 differ from those published in our prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, Organization and Business). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 10:1, such that each ten shares of common stock were combined and reconstituted into one share of common stock effective December 8, 2022.